FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 9	€ 7
Current derivatives assets	22	22
Derivatives assets	31	29
Other non-current financial assets	9	7
Other current financial assets	22	22
Other financial assets	31	29
Non-current derivatives liabilities	30	23
Current derivative liabilities	45	35
Derivatives liabilities	75	58
Other non-current financial liabilities	30	23
Other current financial liabilities	45	35
Other financial liabilities	75	58
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	9	4
Current derivative liabilities	19	10
Derivatives liabilities	28	14
Energy future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	0	1
Derivatives liabilities	0	1
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1	2
Current derivative liabilities	4	4
Derivatives liabilities	5	6
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	15	12
Current derivative liabilities	21	16
Derivatives liabilities	36	28
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	5	5
Current derivative liabilities	1	4
Derivatives liabilities	6	9
Aluminium and premium future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	2	1
Current derivatives assets	11	8
Derivatives assets	13	9
Energy future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	0
Derivatives assets	0	0
Other future contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	0
Derivatives assets	0	0
Currency commercial contracts
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	7	5
Current derivatives assets	10	12
Derivatives assets	17	17
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	1
Current derivatives assets	1	2
Derivatives assets	€ 1	€ 3